Separate Accounts (Summary of Balances and changes in Separate Account Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	$ 143,536	$ 182,583
Ul and Other [Member]
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	20,920	24,785	$ 20,952
Variable Annuities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	105,573	136,665	128,121
Retirement Plan Services Segment [Member]
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	16,996	21,068	$ 18,809
Other Operations [Member]
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	47	65
Protective [Member] | Reinsurance Agreement [Member]
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	$ 42	$ 62